ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
ACCOUNTING POLICIES

NOTE 2: ACCOUNTING POLICIES

Basis of presentation of the financial statements:

These condensed consolidated unaudited interim Financial Statements have been prepared in accordance with IAS 34, “Interim Financial Reporting”. They do not include all of the information required for annual Financial Statements and should be read in conjunction with the consolidated Financial Statements of the Company as at and for the year ended December 31, 2024 (hereafter – the “annual Financial Statements”). These condensed consolidated unaudited interim Financial Statements were approved by the Board of Directors on September 29, 2025.

The accounting policies applied in the preparation of these condensed consolidated unaudited interim Financial Statements are consistent with those followed in the preparation of the annual consolidated financial statements.